Contract assets (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
Revenue recognized	$ 147,290,371	$ 97,333,105
Less: progress billings	(107,980,376)	(57,343,747)
Contract assets	39,309,995	39,989,358
Contract assets, current	39,309,995	31,438,860
Contract assets, non-current		$ 8,550,498